UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:     March 31, 2008
                                                 ------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Raiff Partners, Inc.
                 --------------------
Address:         152 West 57th Street
                 --------------------
                 New York, NY  10019
                 --------------------

Form 13F File Number:   28-5866
                        -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Sheldon Brody
                 -----------------------
Title:           Chief Financial Officer
                 -----------------------
Phone:           212-247-6509
                 -----------------------

Signature, Place and Date of Signing:


   /s/ Sheldon Brody               New York, NY           May 13, 2008
-----------------------            ------------        -----------------

Report Type (Check only one):

   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE


Raiff Partners, Inc.
28-5866


Report Summary:

         Number of other Included Managers:                  3
                                                    --------------------
         Form 13F Information Table Entry Total             26
                                                    --------------------
        Form 13F Information Table Value Total:     $140,264 (thousands)
                                                    --------------------


List of Other Included Managers:

         No.      Form 13F File No.         Name
         --       ----------------          ----

         01       28-5534                   Centurion Advisors, L.P.
         02       28-5414                   Centurion Investment Group, L.P.
         03       28-7106                   Centurion Investors, LLC

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                                                   FORM 13F AS OF 03/31/2008
                                            REPORTING MANAGER: RAIFF PARTNERS, INC.

     Column 1                    Column 2       Column 3     Column 4           Column 5     Column 6   Column 7      Column 8
                                                           Fair Market Shares or
                                   Title        Cusip        Value     Principal  SH/  PUT/  Investment   Other    Voting Authority
  Name of Issuer                 of Class       Number     x $1,000     Amount    PRN  CALL  Discretion  Managers Sole   Shared None
---------------------            --------      --------     ----------- ---------  ---  ----  ----------  -------- ----  ------ ----

ANADARKO PETROLEUM               CS            032511107     6,303      100,000    SH         DEFINED     1,2,3     100,000
ANNALY CAPITAL MANAGEMENT INC.   CS            035710409    10,724      700,000    SH         DEFINED     1,2,3     700,000
APPLE INC                        CS            037833100    31,283      218,000    SH         DEFINED     1,2,3     218,000
BOARDWALK PIPELINE PARTNERS      UT LTD PRTN   096627104     4,432      180,100    SH         DEFINED     1,2,3     180,100
BURLINGTON NRTHN SFE             CS            12189T104     3,228       35,000    SH         DEFINED     1,2,3      35,000
CIA VALE DO RIO DOCE ADR         SPON ADR PFD  204412100     3,464      100,000    SH         DEFINED     1,2,3     100,000
COACH INC                        CS            189754104     1,508       50,000    SH         DEFINED     1,2,3      50,000
CURRENCY SHARES JAPANESE YEN-ETF JAPANESE YEN  23130A102    15,036      150,000    SH         DEFINED     1,2,3     150,000
CURRENCY SHARES EURO TRUST-ETF   EURO SHS      23130C108     6,332       40,000    SH         DEFINED     1,2,3      40,000
FREEPORT-MCMMORAN COPPER         CS            35671D857     3,368       35,000    SH         DEFINED     1,2,3      35,000
KOPPERS HOLDINGS INC             CS            50060P106       713       16,100    SH         DEFINED     1,2,3      16,100
LOEWS CAROLINA GROUP             CS            540424207     3,628       50,000    SH         DEFINED     1,2,3      50,000
LOEWS CORP COM                   CS            540424108       402       10,000    SH         DEFINED     1,2,3      10,000
OCCIDENTAL PETROLEUM             CS            674599105       366        5,000    SH         DEFINED     1,2,3       5,000
ORIENT EXPRESS HOTELS LTD CL A   CLASS A       G67743107     4,316      100,000    SH         DEFINED     1,2,3     100,000
PHILLIPS VAN HEUSEN              CS            718592108     1,327       35,000    SH         DEFINED     1,2,3      35,000
POWERSHARE DB PRECIOUS
    METALS-ETF                   DB PRCS MTLS  73936B200     1,360       40,000    SH         DEFINED     1,2,3      40,000
POWERSHARES DB US DOL
    IND BE-ETF                   DOL INDX BEAR 73936D206     6,193      210,000    SH         DEFINED     1,2,3     210,000
PROSHARES TR-ETF                 ULTRSHRT QQQ  74347R875     6,213      125,000    SH         DEFINED     1,2,3     125,000
PROSHARES TR-ETF                 REAL EST PRO  74347R552     1,490       15,000    SH         DEFINED     1,2,3      15,000
PROSHARES TR-ETF                 ULTRSHRT FINL 74347R628     4,706       40,000    SH         DEFINED     1,2,3      40,000
REYNOLDS AMERICAN INC            CS            761713106       885       15,000    SH         DEFINED     1,2,3      15,000
SARA LEE                         CS            803111103     1,678      120,000    SH         DEFINED     1,2,3     120,000
UNIVERSAL HEALTH REALTY
     INCOME TRUST                SH BEN INT    91359E105       132        3,950    SH         DEFINED     1,2,3       3,950
VALIDUS HOLDINGS LTD             COM SHS       G9319H102    13,955      595,600    SH         DEFINED     1,2,3     595,600
VECTOR GROUP LTD.                CS            92240M108     7,224      410,700    SH         DEFINED     1,2,3     410,700
                                                          ========
                          TOTAL PORTFOLIO                  140,264

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